Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Profit after tax		£ 562	£ 139	[1]
Adjustments for:
Non-cash items included in profit		645	778
Change in operating assets		251	(4,172)
Change in operating liabilities	[2]	2,725	10,697
Corporation taxes paid		(153)	(110)
Effects of exchange rate differences		(534)	891
Net cash flows from operating activities		3,496	8,223
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets		(350)	(151)
Proceeds from sale of property, plant and equipment and intangible assets		272	92
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income		(1,016)	(2,626)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income		3,789	2,581
Net cash flows from investing activities		2,695	(104)
Cash flows from financing activities
Issue of other equity instruments		210	0
Issue of debt securities and subordinated notes		36	4,097
Issuance costs of debt securities and subordinated notes		(3)	(10)
Repayment of debt securities and subordinated notes		(8,031)	(6,133)
Repurchase of other equity instruments		(210)	0
Dividends paid on preference shares and other equity instruments		(83)	(82)
Principal elements of lease payments	[2]	(13)	(28)
Net cash flows from financing activities		(8,094)	(2,156)
Change in cash and cash equivalents		(1,903)	5,963
Cash and cash equivalents at beginning of the period		45,582	27,817
Effects of exchange rate changes on cash and cash equivalents		(10)	94
Cash and cash equivalents at the end of the period		43,669	33,874
Cash and cash equivalents consist of:
Cash and balances at central banks		39,021	30,276
Less: regulatory minimum cash balances		(897)	(772)
Cash and bank balances at central banks less regulatory minimum cash balances		38,124	29,504
Other cash equivalents		5,545	4,370
Cash and cash equivalents at the end of the period		£ 43,669	£ 33,874

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.
[2]	For H121, Principal elements of lease payments are included as a separate line item in the Condensed Consolidated Cash Flow Statement. As a result, cash flows of £28m for H120 have been reclassified from 'Change in operating liabilities' within operating activities to 'Principal elements of lease payments' within financing activities.